Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
GEOVAX LABS, INC.
SCHEDULE II
– VALUATION AND QUALIFYING ACCOUNTS

For t
he Years Ended
December 3
1,
2017,
2016
and
2015

		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 201 7	$28,331,759	$9,207,800	$-0-	$-0-	$19,123,959
Year ended December 31, 201 6	27,131,034	1,200,725	-0-	-0-	28,331,759
Year ended December 31, 201 5	26,021,943	1,109,094	-0-	-0-	27,131,034

F-
16